UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C.  20549

				FORM 13F

				FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1999

Check here if Amendment [X]; Amendment Number:1

This Amendment (Check only one): 	[X] is a restatement.
		                             			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  	Security Capital Global Capital Management Group Incorporated
Address:	11 South LaSalle Street
	       	2nd Floor
 	      	Chicago, Illinois  60603

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Michael J. Heller
Title:	Assistant Controller
Phone:	312-345-5826
Signature, Place, and Date of Signing

	Michael J. Heller    Chicago, Illinois   November 9, 1999

Report Type:

[X]  13F HOLDING REPORT

[ ]  13F NOTICE

[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: NONE

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	    	0

Form 13F Information Table Entry Total:	35

Form 13F Information Table Value Total:	$518,579

List of Other Included Managers:	      	None

                                  Security Capital Global Capital Management Group Incorporated
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                     Voting Authority

                               Title                Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer       of class     CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
-------------------------- ----------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIMCO                                  03748R101     1994    52135 SH       Sole                    52135
Amli Residential Prop.                 001735109     5110   243330 SH       Sole                   243330
Archstone Comm.                        039581103     5042   255285 SH       Sole                   255285
Arden Realty Group                     039793104    52089  2394905 SH       Sole                  2394905
AvalonBay Comm.                        053484101    35344  1043371 SH       Sole                  1043371
Boston Properties                      101121101    10144   330570 SH       Sole                   330570
Cabot Industrial Trust                 127072106     8224   427235 SH       Sole                   427235
Cadillac Fairview Corp.                126929207     1643    76000 SH       Sole                    76000
CarrAmerica Realty                     144418100     2538   115700 SH       Sole                   115700
Catellus Devel Corp.                   149111106     7755   660000 SH       Sole                   660000
Cornerstone Prop.                      21922H103    32337  2120445 SH       Sole                  2120445
Equity Office Prop.                    294741103    40757  1752970 SH       Sole                  1752970
Equity Res. Prop.                      29476L107     4904   115725 SH       Sole                   115725
Essex Prop. Trust                      297178105     5863   167810 SH       Sole                   167810
Federal Realty Investment Trust        313747206     6535   312100 SH       Sole                   312100
Felcor Lodging Trust Inc.              31430F101     3859   220500 SH       Sole                   220500
General Growth Properties              370021107     1962    62300 SH       Sole                    62300
Highwoods Properties, Inc.             431284108    29315  1132950 SH       Sole                  1132950
Homestead Village Inc.                 437851108      187    66500 SH       Sole                    66500
Innkeepers USA Tst                     4576J0104     9151  1100900 SH       Sole                  1100900
Interstate Hotels Management           46088R108       59    18658 SH       Sole                    18658
Liberty Prop. Trust                    531172104    32634  1438410 SH       Sole                  1438410
Mack-Cali Realty                       554489104     6767   252400 SH       Sole                   252400
Meristar Hospitality Corp.             58984Y103     6605   433100 SH       Sole                   433100
Prentiss Properties                    740706106    48392  2181065 SH       Sole                  2181065
Public Storage Inc.                    74460D109     9277   368335 SH       Sole                   368335
Reckson Assoc Realty Corp              75621K106     4814   231300 SH       Sole                   231300
Regency Realty Corp.                   758939102     2213   105360 SH       Sole                   105360
Smith Charles E Res.                   832197107     5939   173705 SH       Sole                   173705
Spieker Properties                     848497103     9130   263200 SH       Sole                   263200
Starwood Lodging                       85590A203    62305  2792400 SH       Sole                  2792400
TrizecHahn Corp.                       896938107    37701  1990835 SH       Sole                  1990835
Urban Shopping Ctrs.                   917060105    23608   810580 SH       Sole                   810580
Vornado Realty Trust                   929042109     2910    89545 SH       Sole                    89545
Wyndham International                  983101106     1469   559740 SH       Sole                   559740
REPORT SUMMARY                 35 DATA RECORDS              518579            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED